FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 68,200	$ 61,698
Financial assets	68,200	61,698
Disclosure of financial liabilities [line items]
Financial liabilities	310,677	285,251
Financial liabilities	309,580	284,508
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,301	14,232
Financial liabilities	13,768	13,471
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	245,311	220,560
Financial liabilities	244,747	220,578
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	228,414	204,558
Financial liabilities	227,703	204,502
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,897	16,002
Financial liabilities	17,044	16,076
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	47,257	45,700
Financial liabilities	47,257	45,700
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,808	4,759
Financial liabilities	3,808	4,759
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	16,242	15,051
Financial assets	16,242	15,051
Government bonds
Disclosure of financial assets [line items]
Financial assets	2,351	1,383
Financial assets	2,351	1,383
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	3,211	2,730
Financial assets	3,211	2,730
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	8,931	7,888
Financial assets	8,931	7,888
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	6,589	5,744
Financial assets	6,589	5,744
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	8,951	8,142
Financial assets	8,951	8,142
Other financial assets
Disclosure of financial assets [line items]
Financial assets	30,033	25,887
Financial assets	30,033	25,887
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	21,925	20,760
Financial assets	$ 21,925	$ 20,760